Michele H. Abate

Vice President and

Associate General Counsel

New England Life Insurance Company

125 High Street, Suite 732

Boston, MA 02110

September 7, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Variable Annuity Separate Account File No. 811-08828

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2022 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

New England Life Insurance Company